Related parties	12 Months Ended
Dec. 31, 2019
Related parties [Abstract]
Related parties
Note 10.- Related parties

During the normal course of business, the Company has historically conducted operations with related parties consisting mainly of Abengoa´s subsidiaries and non-controlling interests. The transactions were completed at market rates.

Further to the sale of its remaining 16.47% stake in the Company to Algonquin on November 27, 2018, Abengoa ceased to fulfill the conditions to be a related party as per IAS 24 - Related Parties Disclosures. Algonquin on its side is a related party since it completed the acquisition of a 25% stake in the Company in March 2018.

Details of balances with related parties as of December 31, 2019 and 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of December 31,
	2019	2018

Credit receivables (current)	13,350	5,328
Total current receivables with related parties	13,350	5,328

Credit receivables (non-current)	21,355	-
Total non-current receivables with related parties	21,355	-

Credit payables (current)	23,979	19,352
Total current payables with related parties	23,979	19,352

Credit payables (non-current)	17,115	33,675
Total non-current payables with related parties	17,115	33,675

Current credit receivables as of December 31, 2019 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 5) for $5.0 million and to a dividend to be collected from Amherst Island Partnership for $5.5 million as of December 31, 2019.

Non-current credit receivables as of December 31, 2019 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Credit payables relate to debts with non-controlling interests partners in Kaxu, Solaben 2&3 and Solacor 1&2 for an amount of $35.6 million as of December 31, 2019 ($53.0 million as of December 31, 2018). Current credit payables also include the dividend to be paid from Atlantica Yield Energy Solutions Ltd to Algonquin for $5.4 million as of December 31, 2019.

The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2019, 2018 and 2017 have been as follows:

	For the twelve-month period ended December 31,
	2019	2018	2017
Services rendered	-	-	3,495
Services received	-	(101,582)	(114,416)
Financial income	978	3,721	74
Financial expenses	(195)	(398)	(1,154)

Services received in 2018 and 2017 primarily included operation and maintenance services received by some assets from Abengoa and subsidiaries of Abengoa, which had been related parties during these years.

The total amount of the remuneration received by the Board of Directors of the Company, including the CEO, amounts to $2.5 million in 2019 ($3.1 million in 2018), including $1.0 million of annual bonus ($1.0 million in 2018). The decrease of the total remuneration in 2019 is mainly due to the CEO having received a long-term award of $0.8 million in 2018, paid in March 2019. No long-term awards have vested in 2019. None of the directors received any pension remuneration in 2018 nor 2019.